Significant Accounting Policies (Narrative) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 Customer	Dec. 28, 2010	Dec. 31, 2010 Customer	Dec. 31, 2009 Customer
Summary Of Significant Accounting Policies [Line Items]
Series C convertible preferred stock, shares purchased		75,000	93,750	93,750
Series C convertible preferred stock, risk-free rate		0.36%	1.35%
Series C convertible preferred stock, estimated volatility		58.61%	58.60%
Series C convertible preferred stock, term period		3 years	6 years
Series C convertible preferred stock, dividend yield		$ 0	$ 0
Number of customers accounted for accounts receivable		0		0
Percentage accounted from accounts receivable during 2010 and 2011		10.00%		10.00%
Number of customers accounted for revenues		0		0	0
Percentage accounted from revenues during 2009, 2010 or 2011		10.00%		10.00%	10.00%
Investment tax credits refundable net		$ 179,000		$ 420,000	$ 39,000
Accumulated refundable credits recognized, but not received		304,000
Subscription activation and spanning over period, minimum	60 days	60 days
Subscription activation and spanning over period, average	90 days	90 days
Subscription activation and spanning over period, maximum	120 days	120 days
Recognized professional services revenue		2,200,000
Recognized subcontractor costs		700,000
Net loss on revenue recognition		1,500,000
Expense on disposal of equipment		200,000
Exchange gains and losses on foreign currency transactions		$ 245,000		$ 45,000	$ 436,000
Reverse stock split	Each 2.5 shares of outstanding common stock were reduced to one share of common stock and each 2.5 shares of exchangeable common stock were reduced to one share of exchangeable common stock